Financial risk management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	¥ 437
Trade payables	437
Other payables and accruals (excluding Employee benefit payables and taxes payables)	52,009	¥ 14,580
Lease liabilities	21,660	20,443
Lease liabilities	20,457	18,606
Total	74,106	35,023
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	437
Other payables and accruals (excluding Employee benefit payables and taxes payables)	52,009	14,580
Lease liabilities	20,457	18,606
Total	72,903	33,186
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	437
Other payables and accruals (excluding Employee benefit payables and taxes payables)	52,009	14,580
Lease liabilities	8,265	5,005
Total	60,711	19,585
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	6,191	4,117
Total	6,191	4,117
Between 2 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	7,204	11,321
Total	¥ 7,204	¥ 11,321